1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2016
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$9,177	5,477,245	$1.68
Effect of dilutive securities:
Restricted stock units	-	70,734
Diluted earnings per share	$9,177	5,547,979	$1.65

For the year ended December 31, 2015
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$9,633	5,559,235	$1.73
Effect of dilutive securities:
Restricted stock units	-	47,954
Diluted earnings per share	$9,633	5,607,189	$1.72

For the year ended December 31, 2014
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$9,388	5,615,666	$1.67
Effect of dilutive securities:
Restricted stock units	-	26,326
Diluted earnings per share	$9,388	5,641,992	$1.66